Morgan Stanley Mortgage Securities Trust
Morgan Stanley Mortgage Securities Trust

Morgan Stanley

September 17, 2013

Supplement

SUPPLEMENT DATED SEPTEMBER 17, 2013 TO THE PROSPECTUS OF
MORGAN STANLEY MORTGAGE SECURITIES TRUST
Dated February 28, 2013

The following changes to the Prospectus are effective October 1, 2013:

The first paragraph of the section of the Prospectus entitled "Fund Summary-Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value ("NAV") of Class A shares of the Fund purchased in a single transaction, together with the NAV of all Class A shares of other Morgan Stanley Multi-Class Funds (as defined in the "Permissible Fund Exchanges" section beginning on page 22 of this Prospectus) held in Related Accounts (as defined in the "Share Class Arrangements" section beginning on page 30 of this Prospectus), amounts to $25,000 or more. More information about this combined purchase discount and other discounts is available from your financial advisor and in the "Share Class Arrangements" section beginning on page 30 of this Prospectus and in the "Purchase, Redemption and Pricing of Shares" section beginning on page 53 of the Fund's Statement of Additional Information ("SAI").

All references in the Prospectus to a CDSC with respect to Class A shares are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.